Pension Plans (Tables) - Pension Plan, Defined Benefit	12 Months Ended
May 31, 2016
Changes in Benefit Obligations and Plan Assets

The changes in benefit obligations and plan assets, as well as the funded status of our pension plans at May 31, 2016 and 2015, were as follows:

	U.S. Plans		Non-U.S. Plans
(In thousands)	2016	2015	2016	2015
Benefit obligation at beginning of year	$537,465	$476,590	$191,386	$202,168
Service cost	32,808	30,359	4,061	4,611
Interest cost	17,995	20,119	5,070	7,184
Benefits paid	(26,932)	(24,147)	(7,078)	(6,066)
Participant contributions			830	773
Plan amendments			(349)
Plan settlements/curtailments	(272)		(630)
Actuarial (gains)/losses	27,982	28,166	1,778	7,738
Acquisitions and transfers		6,378		781
Premiums paid			(121)	(128)
Currency exchange rate changes			(7,883)	(25,675)
Benefit Obligation at End of Year	$589,046	$537,465	$187,064	$191,386
Fair value of plan assets at beginning of year	$327,427	$282,113	$176,437	$177,079
Actual return on plan assets	(21,742)	11,076	1,619	21,867
Employer contributions	35,735	53,327	6,042	5,601
Participant contributions			830	773
Benefits paid	(26,932)	(24,147)	(7,078)	(6,066)
Premiums paid			(121)	(128)
Plan settlements/curtailments	(272)		(595)
Acquisitions and transfers		5,058
Currency exchange rate changes			(7,670)	(22,689)
Fair Value of Plan Assets at End of Year	$314,216	$327,427	$169,464	$176,437
(Deficit) of plan assets versus benefit obligations at end of year	$(274,830)	$(210,038)	$(17,600)	$(14,949)
Net Amount Recognized	$(274,830)	$(210,038)	$(17,600)	$(14,949)
Accumulated Benefit Obligation	$483,944	$441,306	$175,394	$179,998

Relationship between Plans Benefit Obligations and Assets

The following table summarizes the relationship between our plans' benefit obligations and assets:

	U.S. Plans
	2016		2015
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$589,046	$314,216	$536,365	$326,323
Plans with accumulated benefit obligations in excess of plan assets	483,944	314,216	440,206	326,323
Plans with assets in excess of projected benefit obligations	-	-	1,100	1,104
Plans with assets in excess of accumulated benefit obligations	-	-	1,100	1,104

	Non-U.S. Plans
	2016		2015
(In thousands)	Benefit Obligation	Plan Assets	Benefit Obligation	Plan Assets
Plans with projected benefit obligations in excess of plan assets	$141,627	$119,730	$141,149	$124,920
Plans with accumulated benefit obligations in excess of plan assets	46,464	31,868	47,242	33,083
Plans with assets in excess of projected benefit obligations	45,437	49,734	50,237	51,517
Plans with assets in excess of accumulated benefit obligations	128,930	137,596	132,756	143,354

Amounts in Accumulated Other Comprehensive Income (Loss) that have not yet been Recognized in Net Periodic Pension Cost, but will be Recognized in Consolidated Statements of Income

The following table presents the amounts in accumulated other comprehensive income (loss) as of May 31, 2016 that have not yet been recognized in net periodic pension cost, but will be recognized in our Consolidated Statements of Income during the fiscal year ending May 31, 2017:

(In thousands)	U.S. Plans	Non-U.S. Plans
Net actuarial loss	$(20,804)	$(2,292)
Prior service (cost) credit	$(217)	$2

Weighted-Average Actual and Target Allocation of Plan Assets

The following tables illustrate the weighted-average actual and target allocation of plan assets:

	U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2016	2016	2015
Equity securities	55%	$234.7	$223.2
Fixed income securities	25%	72.1	95.9
Cash		7.1	8.0
Other	20%	0.3	0.3
Total assets	100%	$314.2	$327.4

	Non-U.S. Plans
	Target Allocation	Actual Asset Allocation
(Dollars in millions)	as of May 31, 2016	2016	2015
Equity securities	43%	$71.7	$75.7
Fixed income securities	38%	67.4	68.9
Cash			0.4
Property and other	19%	30.4	31.4
Total assets	100%	$169.5	$176.4

Pension Plan Assets Categorized using Fair Value Hierarchy

The following tables present our pension plan assets as categorized using the fair value hierarchy at May 31, 2016 and 2015:

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
U.S. Treasury and other government	$-	$9,533	$-	$9,533
State and municipal bonds		532		532
Foreign bonds		1,095		1,095
Mortgage-backed securities		12,289		12,289
Corporate bonds		21,035		21,035
Stocks - large cap	28,686			28,686
Stocks - mid cap	12,350			12,350
Stocks - small cap	24,361			24,361
Stocks - international	3,538			3,538
Mutual funds - equity		165,784		165,784
Mutual funds - fixed		27,611		27,611
Cash and cash equivalents	7,108			7,108
Limited partnerships			294	294
Total	$76,043	$237,879	$294	$314,216

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2016
Pooled equities	$-	$70,452	$-	$70,452
Pooled fixed income		67,144		67,144
Foreign bonds		231		231
Insurance contracts			30,379	30,379
Mutual funds		1,214		1,214
Cash and cash equivalents	44			44
Total	$44	$139,041	$30,379	$169,464

U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
U.S. Treasury and other government	$-	$9,245	$-	$9,245
State and municipal bonds		461		461
Foreign bonds		2,608		2,608
Mortgage-backed securities		11,536		11,536
Corporate bonds		17,894		17,894
Stocks - large cap	36,554			36,554
Stocks - mid cap	14,575			14,575
Stocks - small cap	20,175			20,175
Stocks - international	3,756			3,756
Mutual funds - equity		148,207		148,207
Mutual funds - fixed		54,112		54,112
Cash and cash equivalents	8,019			8,019
Limited partnerships			285	285
Total	$83,079	$244,063	$285	$327,427

Non-U.S. Plans
(In thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2015
Pooled equities	$-	$74,159	$-	$74,159
Pooled fixed income		68,773		68,773
Foreign bonds		195		195
Insurance contracts			31,384	31,384
Mutual funds		1,502		1,502
Cash and cash equivalents	424			424
Total	$424	$144,629	$31,384	$176,437

Activity that Occurred for Level Three Assets

The following table includes the activity that occurred during the years ended May 31, 2016 and 2015 for our Level 3 assets:

		Actual Return on Plan Assets For:
	Balance at	Assets Still Held	Assets Sold	Purchases, Sales and	Balance at
(In thousands)	Beginning of Period	at Reporting Date	During Year	Settlements, net (1)	End of Period
Year ended May 31, 2016	$31,669	191	9	(1,196)	$30,673
Year ended May 31, 2015	29,568	7,659	888	(6,446)	31,669

(1)	Includes the impact of exchange rate changes during the year.